Commitments, Guarantees and Contingencies - Additional Information (Detail) - 12 months ended Mar. 31, 2019 ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)	USD ($)
Guarantee Obligations [Line Items]
Guarantee obligations issued	₨ 399,764		$ 5,780
Buyer's credit facility	23,302
Contigent liability	415,000	$ 6,001
Performance Bank Guarantees [Member]
Guarantee Obligations [Line Items]
Outstanding guarantees	5,088,173		73,571
Purchase commitments	4,024		58
Performance Bank Guarantees [Member] | Commissioned Plants
Guarantee Obligations [Line Items]
Outstanding guarantees	958,204		13,855
Guarantees from Financial Institutions [Member]
Guarantee Obligations [Line Items]
Guarantee obligation	₨ 132,736		$ 1,919